Expense Example, No Redemption - C	Nov. 30, 2025 USD ($)
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	2,105
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	2,159
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	$ 2,185